625 Fourth Avenue South
Minneapolis, Minnesota 55415

AID ASSOCIATION FOR LUTHERANS

May 1, 2002

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  LB Variable Insurance Account I - File Nos. 333-76152 and 811-8174 (the "Registrant");
     Prospectus dated April 30, 2002

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus that would have been filed by the Registrant pursuant to 497(b) upon the effectiveness of Post-Effective Amendment No. 1 to the Registrant's registration statement on Form S-6 would not have differed from that contained in said registration statement, which was filed electronically on April 26, 2002.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-7005.

Sincerely,

LB VARIABLE INSURANCE ACCOUNT I
        (Registrant)

By  AID ASSOCIATION FOR LUTHERANS
             (Depositor)

By:   /s/ John C. Bjork
      ------------------------------
      John C. Bjork
      Counsel